Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

(a)	Contingencies
APUC and its subsidiaries are involved in various claims and litigation arising out of the ordinary course and conduct of its business. Although such matters cannot be predicted with certainty, management does not consider APUC’s exposure to such litigation to be material to these financial statements. Accruals for any contingencies related to these items are recorded in the consolidated financial statements at the time it is concluded that its occurrence is probable and the related liability is estimable.
Claim by Gaia Power Inc.
On October 30, 2018, Gaia Power Inc. (“Gaia”) commenced an action in the Ontario Superior Court of Justice against APUC and certain of its subsidiaries, claiming damages of not less than $345,000 and punitive damages in the sum of $25,000. The action arises from Gaia’s 2010 sale, to a subsidiary of APUC, of Gaia’s interest in certain proposed wind farm projects in Canada.  Pursuant to a 2010 royalty agreement, Gaia is entitled to royalty payments if the projects are developed and achieve certain agreed targets. APUC believes that the claims are without merit, and intends to vigorously defend the action.
Condemnation Expropriation Proceedings
Liberty Utilities (Apple Valley Ranchos Water) Corp. is the subject of a condemnation lawsuit filed by the town of Apple Valley. A Court will determine the necessity of the taking by Apple Valley and, if established, a jury will determine the fair market value of the assets being condemned.  Resolution of the condemnation proceedings is expected to take two to three years. Any taking by government entities would legally require fair compensation to be paid, however, there is no assurance that the value received as a result of the condemnation will be sufficient to recover the Company's net book value of the utility assets taken.
Mountain Water was the subject of a condemnation lawsuit filed by the city of Missoula. On August 2, 2016, the Supreme Court of Montana upheld the District Court’s decision that the city of Missoula could proceed with condemnation of Mountain Water’s assets. The fair market value of the condemned property as of May 6, 2014 was assessed by the Commissioners to be $88,600. Upon taking possession of Mountain Water’s assets on June 22, 2017, the city of Missoula paid $83,863 to Mountain Water, net of closing adjustments and amounts required to be paid by the City directly to various developers in satisfaction of obligations under Funded By Other contracts relating to the assets.
The condemnation of the Mountain Water assets resulted in a gain on long-lived assets of $4,370.

21.Commitments and contingencies (continued)

(b)	Commitments
In addition to the commitments related to the proposed acquisitions and development projects disclosed in notes 3 and 8, the following significant commitments exist as of December 31, 2018.
APUC has outstanding purchase commitments for power purchases, gas delivery, service and supply, service agreements, capital project commitments and operating leases.
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$46,536	$10,896	$11,114	$11,338	$11,566	$191,208	$282,658
Gas supply and service agreements (ii)	77,658	51,349	27,672	24,422	22,424	48,313	251,838
Service agreements	43,732	39,093	38,451	37,463	40,737	312,559	512,035
Capital projects	67,575	1,663	196	7,330	—	—	76,764
Operating leases	7,629	7,154	7,096	7,076	6,776	178,583	214,314
Total	$243,130	$110,155	$84,529	$87,629	$81,503	$730,663	$1,337,609

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2018. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.